Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	CAD 5,317	CAD 4,646
Acquisitions	16	756
Foreign exchange rate movements	(150)	(85)
Balance, Ending	5,183	5,317
SLF Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	2,573	2,573
Acquisitions	0	0
Foreign exchange rate movements	0	0
Balance, Ending	2,573	2,573
SLF U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	1,112	464
Acquisitions	0	660
Foreign exchange rate movements	(69)	(12)
Balance, Ending	1,043	1,112
SLF Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	686	609
Acquisitions	16	96
Foreign exchange rate movements	(47)	(19)
Balance, Ending	655	686
SLF Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	767	784
Acquisitions	0	0
Foreign exchange rate movements	(38)	(17)
Balance, Ending	729	767
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, Beginning	179	216
Acquisitions	0	0
Foreign exchange rate movements	4	(37)
Balance, Ending	CAD 183	CAD 179